UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

New Perspective Fund®
Investment portfolio

December 31, 2007
 unaudited

Common stocks — 87.53%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 17.56%
Microsoft Corp.	54,940,000	$1,955,864
Nokia Corp.[1]	20,575,416	791,080
Nokia Corp. (ADR)	6,244,634	239,731
Cisco Systems, Inc.[2]	33,428,400	904,907
Samsung Electronics Co., Ltd.[1]	1,219,450	716,937
Google Inc., Class A2	874,000	604,353
Oracle Corp.[2]	24,463,700	552,390
International Business Machines Corp.	4,687,000	506,665
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	194,136,007	369,387
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,673,263	66,466
Hon Hai Precision Industry Co., Ltd.[1]	69,696,786	430,722
ASML Holding NV1,2	7,179,444	225,283
ASML Holding NV (New York registered)[2]	5,047,111	157,924
Yahoo! Inc.[2]	16,200,000	376,812
EMC Corp.[2]	15,425,000	285,825
STMicroelectronics NV1	20,100,000	285,719
Konami Corp.[1]	5,188,000	169,400
Nortel Networks Corp.[2]	11,213,400	169,210
Texas Instruments Inc.	4,850,000	161,990
Agilent Technologies, Inc.[2]	4,075,900	149,748
Hynix Semiconductor Inc.[1,2]	4,152,260	113,739
Hynix Semiconductor Inc. (GDR)[1,2,3]	630,000	17,010
Citizen Holdings Co., Ltd.[1]	12,906,200	125,492
Trend Micro Inc.[1]	3,406,500	122,129
SAP AG1	2,218,000	114,428
Advanced Micro Devices, Inc.[2]	15,250,000	114,375
High Tech Computer Corp.[1]	6,016,200	110,100
Applied Materials, Inc.	5,500,000	97,680
Corning Inc.	4,000,000	95,960
Hewlett-Packard Co.	1,900,000	95,912
Tyco Electronics Ltd.	2,278,125	84,587
Rohm Co., Ltd.[1]	870,000	75,734
Motorola, Inc.	4,420,000	70,897
HOYA Corp.[1]	2,105,000	67,190
Altera Corp.	3,475,000	67,137
Elpida Memory, Inc.[1,2]	1,760,000	60,757
KLA-Tencor Corp.	1,215,897	58,558
Canon, Inc.[1]	1,260,000	57,577
Murata Manufacturing Co., Ltd.[1]	900,000	52,349
Dell Inc.[2]	900,000	22,059
		10,744,083

INDUSTRIALS — 9.36%
General Electric Co.	24,410,500	904,897
Siemens AG1	5,067,300	794,342
Schneider Electric SA1	4,375,500	584,196
Ryanair Holdings PLC (ADR)[2]	8,075,000	318,478
ABB Ltd[1]	9,565,000	275,425
Finmeccanica SpA[1]	8,340,000	263,959
Deutsche Post AG1	7,435,000	253,741
United Technologies Corp.	2,630,000	201,300
United Parcel Service, Inc., Class B	2,757,000	194,975
Asahi Glass Co., Ltd.[1]	14,692,000	194,856
FANUC LTD[1]	1,950,000	190,261
Deere & Co.	2,000,000	186,240
Emerson Electric Co.	3,000,000	169,980
Illinois Tool Works Inc.	2,700,000	144,558
Legrand SA1	4,164,766	141,253
Toll Holdings Ltd.[1]	12,757,816	127,621
Sandvik AB1	7,290,000	123,926
Tyco International Ltd.	3,078,125	122,048
Michael Page International PLC[1,4]	18,089,000	102,635
Bidvest Group Ltd.[1]	5,500,000	96,966
Parker Hannifin Corp.	1,050,000	79,075
Jacobs Engineering Group Inc.[2]	650,000	62,146
Mitsubishi Heavy Industries, Ltd.[1]	13,401,000	57,357
Geberit AG1	385,000	52,422
Boeing Co.	475,000	41,543
Caterpillar Inc.	400,000	29,024
Wienerberger AG1	321,500	17,734
		5,730,958

FINANCIALS — 9.14%
Citigroup Inc.	18,362,577	540,594
AXA SA1	10,858,000	431,690
Banco Santander, SA1	19,939,143	430,136
ING Groep NV, depository receipts[1]	9,964,057	388,351
Allianz SE1	1,355,000	289,396
QBE Insurance Group Ltd.[1]	9,228,901	268,600
Westfield Group[1]	14,367,368	262,937
Macquarie Group Ltd.[1]	3,880,000	256,857
AFLAC Inc.	3,926,500	245,917
Société Générale[1]	1,466,600	209,291
Mizuho Financial Group, Inc.[1]	41,400	196,430
JPMorgan Chase & Co.	4,496,500	196,272
Sumitomo Mitsui Financial Group, Inc.[1]	26,200	194,984
ICICI Bank Ltd. (ADR)	2,033,050	125,032
ICICI Bank Ltd.[1]	1,752,500	54,856
Bank of America Corp.	4,337,800	178,978
Zurich Financial Services[1]	532,000	156,360
Standard Chartered PLC[1]	4,086,615	147,913
XL Capital Ltd., Class A	2,700,000	135,837
Bumiputra-Commerce Holdings Bhd.[1]	39,000,000	128,573
Groupe Bruxelles Lambert[1]	1,000,000	127,528
Berkshire Hathaway Inc., Class A2	800	113,280
Westpac Banking Corp.[1]	4,185,444	101,864
Allied Irish Banks, PLC[1]	3,400,000	78,014
Bank of Nova Scotia	1,540,000	78,008
Erste Bank der oesterreichischen Sparkassen AG1	1,022,665	72,579
HSBC Holdings PLC (United Kingdom)[1]	3,504,769	58,593
American Express Co.	1,000,000	52,020
American International Group, Inc.	500,000	29,150
Mitsubishi UFJ Financial Group, Inc.[1]	3,000,000	27,927
Royal Bank of Scotland Group PLC[1]	2,000,000	17,920
		5,595,887

ENERGY — 8.85%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	7,148,000	823,736
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	3,000,000	288,660
Reliance Industries Ltd.[1]	7,348,000	537,395
Canadian Natural Resources, Ltd.	6,510,000	476,018
TOTAL SA1	5,014,400	415,531
Royal Dutch Shell PLC, Class A (ADR)	3,112,500	262,072
Royal Dutch Shell PLC, Class B1	2,585,998	107,791
OAO Gazprom (ADR)[1]	6,367,500	358,566
Schlumberger Ltd.	3,270,000	321,670
Saipem SpA, Class S1	6,285,000	249,516
Chevron Corp.	2,200,000	205,326
Occidental Petroleum Corp.	2,450,000	188,626
Tenaris SA (ADR)	4,113,100	183,979
Imperial Oil Ltd.	3,300,000	181,590
StatoilHydro ASA[1]	5,493,004	169,828
ConocoPhillips	1,700,000	150,110
Baker Hughes Inc.	1,607,500	130,368
Smith International, Inc.	1,593,000	117,643
Exxon Mobil Corp.	1,000,000	93,690
ENI SpA[1]	2,500,000	90,958
Anadarko Petroleum Corp.	1,000,000	65,690
		5,418,763

CONSUMER STAPLES — 8.46%
Altria Group, Inc.	10,414,400	787,120
Tesco PLC[1]	73,270,411	689,541
SABMiller PLC[1]	19,408,508	544,240
Nestlé SA1	944,000	432,000
Coca-Cola Co.	6,900,000	423,453
PepsiCo, Inc.	4,325,000	328,268
Diageo PLC[1]	13,718,000	292,652
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	3,283,835	233,251
Cia. de Bebidas das Américas – AmBev, ordinary nominative (ADR)	713,500	48,518
Avon Products, Inc.	6,566,400	259,570
Unilever NV, depository receipts[1]	7,030,000	257,008
Groupe Danone SA1	2,000,000	178,422
Koninklijke Ahold NV1,2	11,261,000	156,131
L’Oréal SA1	1,062,000	151,378
Imperial Tobacco Group PLC[1]	1,916,392	103,985
Procter & Gamble Co.	1,100,000	80,762
METRO AG1	900,000	75,005
Bunge Ltd.	540,000	62,861
Wal-Mart de México, SAB de CV, Series V	14,833,992	51,246
Seven & I Holdings Co., Ltd.[1]	800,000	23,267
Scottish & Newcastle PLC[1]	74,900	1,100
		5,179,778

MATERIALS — 8.22%
Bayer AG, non-registered shares[1]	10,762,500	979,823
Barrick Gold Corp.	22,341,770	939,471
Newmont Mining Corp.	13,750,000	671,413
Gold Fields Ltd.[1]	22,685,855	325,602
Nitto Denko Corp.[1]	4,299,000	227,006
Linde AG1	1,649,000	216,863
BHP Billiton Ltd.[1]	5,000,000	175,131
POSCO[1]	253,500	153,466
Alcoa Inc.	3,789,800	138,517
Holcim Ltd.[1]	1,028,571	109,150
Akzo Nobel NV1	1,325,000	105,360
ArcelorMittal[1]	1,340,000	102,542
Potash Corp. of Saskatchewan Inc.	700,000	100,772
Weyerhaeuser Co.	1,300,000	95,862
E.I. du Pont de Nemours and Co.	2,000,000	88,180
International Paper Co.	2,700,000	87,426
Norsk Hydro ASA[1]	5,820,000	82,275
Israel Chemicals Ltd.[1]	6,240,000	79,280
K+S AG1	307,000	72,300
Rohm and Haas Co.	1,327,500	70,450
Syngenta AG1	271,825	68,881
AngloGold Ashanti Ltd.[1]	1,314,816	56,413
Freeport-McMoRan Copper & Gold Inc.	500,000	51,220
UPM-Kymmene Oyj[1]	1,492,000	29,849
		5,027,252

CONSUMER DISCRETIONARY — 7.40%
Esprit Holdings Ltd.[1]	30,983,400	455,337
News Corp., Class A	21,187,504	434,132
Honda Motor Co., Ltd.[1]	9,247,800	305,786
Toyota Motor Corp.[1]	5,340,000	287,465
Industria de Diseno Textil, SA1	4,592,100	278,798
H & M Hennes & Mauritz AB, Class B1	4,278,000	258,596
Cie. Générale des Etablissements Michelin, Class B1	2,000,000	228,951
Viacom Inc., Class B2	4,340,000	190,613
Hyundai Motor Co.[1]	2,419,938	184,487
Yamaha Corp.[1]	7,708,100	175,918
Carnival Corp., units	3,550,000	157,939
Burberry Group PLC[1]	12,875,000	144,451
Vivendi SA1	2,800,000	127,401
Aisin Seiki Co., Ltd.[1]	3,034,500	126,186
Aristocrat Leisure Ltd.[1]	12,638,058	124,175
Time Warner Inc.	7,200,000	118,872
McDonald’s Corp.	2,000,000	117,820
Continental AG1	870,000	112,654
Nikon Corp.[1]	3,300,000	112,586
Ford Motor Co.[2]	15,170,000	102,094
Suzuki Motor Corp.[1]	3,360,000	101,068
Sony Corp.[1]	1,800,000	97,696
Lagardère Groupe SCA[1]	1,100,000	81,901
Johnson Controls, Inc.	2,100,000	75,684
Grupo Televisa, SAB, ordinary participation certificates (ADR)	3,000,000	71,310
Swatch Group Ltd, non-registered shares[1]	119,718	35,847
Swatch Group Ltd[1]	245,770	14,350
		4,522,117

HEALTH CARE — 6.78%
Novo Nordisk A/S, Class B1	16,027,200	1,045,215
Roche Holding AG1	3,878,750	667,265
Smith & Nephew PLC[1,4]	45,243,000	518,407
Stryker Corp.	3,337,000	249,341
Medtronic, Inc.	4,000,000	201,080
Novartis AG1	3,340,000	181,724
UCB SA1	3,537,931	159,328
Merck & Co., Inc.	2,700,000	156,897
Johnson & Johnson	1,900,000	126,730
Schering-Plough Corp.	4,156,000	110,716
Hospira, Inc.[2]	2,577,000	109,883
Eli Lilly and Co.	2,000,000	106,780
Sanofi-Aventis[1]	1,000,000	91,266
Wyeth	2,000,000	88,380
Amgen Inc.[2]	1,715,000	79,645
Bristol-Myers Squibb Co.	3,000,000	79,560
Abbott Laboratories	1,200,000	67,380
AstraZeneca PLC (Sweden)[1]	1,400,000	59,748
Allergan, Inc.	800,000	51,392
		4,150,737

TELECOMMUNICATION SERVICES — 4.82%
Vodafone Group PLC[1]	261,456,934	971,173
Koninklijke KPN NV1	40,429,200	730,104
América Móvil, SAB de CV, Series L (ADR)	5,047,900	309,891
NTT DoCoMo, Inc.[1]	174,427	289,042
France Télécom SA1	7,045,000	252,451
AT&T Inc.	3,138,720	130,445
Telefónica, SA1	3,000,000	96,809
Bouygues SA1	1,025,000	84,860
Singapore Telecommunications Ltd.[1]	30,335,520	83,290
		2,948,065

UTILITIES — 2.69%
SUEZ SA1	8,191,935	554,475
E.ON AG1	1,750,000	371,024
RWE AG1	2,215,000	309,930
Veolia Environnement[1]	2,629,375	238,445
CLP Holdings Ltd.[1]	25,380,000	172,553
		1,646,427

MISCELLANEOUS — 4.25%
Other common stocks in initial period of acquisition		2,598,305

Total common stocks (cost: $35,919,657,000)		53,562,372

Warrants — 0.00%

FINANCIALS — 0.00%
ING Groep NV, warrants, expire 2008[2]	582,500	2,857

Total warrants (cost: $12,745,000)		2,857

	Principal amount	Market value
Bonds & notes — 0.01%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.01%
Brazil (Federal Republic of) 10.00% 2017[1]	BRL19,145	$9,071

Total bonds & notes (cost: $9,331,000)		9,071

Short-term securities — 12.34%

Federal Home Loan Bank 4.12%–4.635% due 1/2–5/2/2008	$1,097,557	1,092,791
Fannie Mae 4.12%–4.26% due 3/17–5/2/2008	572,650	566,400
BP Capital Markets PLC 4.42%–4.48% due 2/11–3/28/2008[3]	306,177	303,572
Freddie Mac 4.14%–4.66% due 1/7–4/18/2008	288,500	286,661
GlaxoSmithKline Finance PLC 4.30%–4.63% due 1/25–3/4/2008[3]	273,750	271,683
Swedish Export Credit Corp. 4.50%–4.76% due 1/17–2/14/2008	254,720	253,741
Calyon North America Inc. 4.575%–5.00% due 1/2–3/12/2008	255,200	253,555
BASF AG 4.27%–4.76% due 1/14–3/27/2008[3]	213,100	212,086
ING (U.S.) Funding LLC 4.56%–5.00% due 1/25–4/1/2008	162,900	161,563
Mont Blanc Capital Corp. 5.17% due 1/8/2008[3]	50,000	49,943
Alcon Capital Corp. 4.51%–4.52% due 1/25–2/11/2008[3]	118,300	117,790
Nestlé Capital Corp. 4.74%–4.75% due 2/8/2008[3]	89,400	88,906
UBS Finance (Delaware) LLC 5.025%–5.46% due 1/14–1/24/2008	200,700	200,252
Dexia Delaware LLC 4.76%–5.075% due 1/7–1/11/2008	200,000	199,762
Danske Corp. 4.63%–5.075% due 1/3–3/17/2008[3]	200,000	199,242
Toyota Motor Credit Corp. 4.50%–4.56% due 3/13–5/5/2008	150,000	147,816
Toyota Credit de Puerto Rico Corp. 4.53% due 3/14/2008	50,000	49,521
Procter & Gamble International Funding S.C.A. 4.45%–4.50% due 2/20–3/4/2008[3]	188,300	186,870
BNP Paribas Finance Inc. 4.60%–5.015% due 2/6–3/11/2008	179,100	177,829
CBA (Delaware) Finance Inc. 4.70%–5.38% due 1/18–2/7/2008	175,000	174,148
Svenska Handelsbanken Inc. 4.665%–4.68% due 2/1–2/8/2008	175,000	174,105
HSBC USA Inc. 4.70%–5.05% due 1/3–2/13/2008[5]	170,000	169,353
Eksportfinans ASA 4.42%–4.65% due 1/9–3/14/2008[3]	164,200	163,241
Canadian Imperial Bank of Commerce 4.76%–5.18% due 1/10–3/12/2008	154,400	154,405
AstraZeneca PLC 4.62%–4.95% due 1/11–2/28/2008[3]	154,864	154,219
Federal Farm Credit Banks 4.26%–4.55% due 1/29–3/5/2008	154,489	153,620
Toronto-Dominion Bank 4.77% due 2/12/2008	100,000	99,964
Toronto-Dominion Holdings USA Inc. 5.00% due 2/25/2008[3]	50,000	49,631
ANZ National (International) Ltd. 4.63%–5.08% due 1/4–2/11/2008[3]	150,000	149,388
Lloyds Bank PLC 4.63%–4.65% due 2/6–2/19/2008	150,000	149,133
Electricité de France 4.53%–4.69% due 2/27–3/3/2008	150,000	148,833
Bank of Scotland PLC 4.73%–5.15% due 2/5–3/17/2008	147,600	146,624
Rabobank USA Financial Corp. 4.64%–4.96% due 2/13–3/6/2008	127,200	126,246
American Honda Finance Corp. 4.48%–4.50% due 1/29–2/13/2008	111,628	111,089
Westpac Banking Corp. 4.68%–5.05% due 1/25–3/10/2008[3]	103,100	102,468
Barton Capital LLC 6.10% due 1/24/2008[3]	50,000	49,796
Société Générale North America, Inc. 4.88% due 3/14/2008	25,000	24,761
Allied Irish Banks North America Inc. 5.475% due 1/14/2008[3]	51,300	51,204
Jupiter Securitization Co., LLC 4.70% due 1/7/2008[3]	50,000	49,951
Caterpillar Financial Services Corp. 4.47% due 1/16/2008	50,000	49,892
Old Line Funding, LLC 6.00% due 1/30/2008[3]	50,000	49,750
KfW International Finance Inc. 4.52% due 3/7/2008[3]	50,000	49,570
General Electric Co. 4.51% due 3/24/2008	50,000	49,451
Coca-Cola Co. 4.43% due 2/15/2008[3]	28,600	28,418
Bank of America Corp. 5.34% due 1/9/2008	27,000	26,968
Barclays U.S. Funding Corp. 4.715% due 3/4/2008	25,800	25,589
Credit Suisse New York Branch 5.30% due 1/18/2008	25,000	24,939
Bank of Ireland 4.60% due 4/1/2008[3]	22,800	22,532

Total short-term securities (cost: $7,549,119,000)		7,549,271

Total investment securities (cost: $43,490,852,000)		61,123,571
Other assets less liabilities		70,032

Net assets		$61,193,603

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”
 was $30,503,196,000.
2Security did not produce income during the last 12 months.
3Purchased in transactions exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,367,270,000, which represented 3.87% of the net assets of the fund.
4The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
5This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/07 (000)

Smith & Nephew PLC	42,912,816	2,330,184	—	45,243,000	$2,030	$518,407
Michael Page International PLC	18,089,000	—	—	18,089,000	—	102,635
					$2,030	$621,042

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$18,575,061
Gross unrealized depreciation on investment securities	(1,051,854)
Net unrealized appreciation on investment securities	17,523,207
Cost of investment securities for federal income tax purposes	43,600,364

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-907-0208O-S10889

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 28, 2008

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and Principal Financial Officer

Date: February 28, 2008